Investments - Summary of Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Equity method investments	$ 31,565	$ 26,257
Equity investments without readily determinable fair values	152	142
Total investments	$ 31,717	$ 26,399